Leases (Details 1)	Jun. 30, 2019
Leases [Abstract]
Operating lease, weighted average remaining lease term	1 year 3 months 18 days
Operating lease, weighted average discount rate, percent	10.90%
Finance lease, weighted average remaining lease term	8 months 12 days
Finance lease, weighted average discount rate, percent	8.70%